Property, Plant and Equipment Impairment Test of Property, Plant and Equipment (Details)	Dec. 31, 2018 $ / bbl	Dec. 31, 2018 $ / bbl	Dec. 31, 2018 $ / MMbtu	Dec. 31, 2018	Dec. 31, 2018 $ / $	Dec. 31, 2017 $ / bbl	Dec. 31, 2017 $ / bbl	Dec. 31, 2017 $ / MMbtu	Dec. 31, 2017 $ / $
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark commodity price, assumed annual increase, percent				2.00%
Forecast benchmark, commodity price, assumed exchanged rate				85.00%
2018 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment Asset Impairment Calculation, Forecast Benchmark, Commodity Prices						69.62	55.00
Closing foreign exchange rate | $ / $									0.790
2018 | AECO Natural Gas Derivative Contracts – Canadian Dollar, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Closing foreign exchange rate | $ / MMbtu								2.85
2019 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment Asset Impairment Calculation, Forecast Benchmark, Commodity Prices	77.38	58.58				79.27	65.00
Closing foreign exchange rate | $ / $					0.757				0.820
2019 | AECO Natural Gas Derivative Contracts – Canadian Dollar, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Closing foreign exchange rate | $ / MMbtu			1.88					3.11
2020 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment Asset Impairment Calculation, Forecast Benchmark, Commodity Prices	82.61	64.60				82.35	70.00
Closing foreign exchange rate | $ / $					0.782				0.850
2020 | AECO Natural Gas Derivative Contracts – Canadian Dollar, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Closing foreign exchange rate | $ / MMbtu			2.31					3.65
2021 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment Asset Impairment Calculation, Forecast Benchmark, Commodity Prices	85.57	68.20				85.88	73.00
Closing foreign exchange rate | $ / $					0.797				0.850
2021 | AECO Natural Gas Derivative Contracts – Canadian Dollar, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Closing foreign exchange rate | $ / MMbtu			2.74					3.80
2022 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment Asset Impairment Calculation, Forecast Benchmark, Commodity Prices	88.42	71.00				87.60	74.46
Closing foreign exchange rate | $ / $					0.803				0.850
2022 | AECO Natural Gas Derivative Contracts – Canadian Dollar, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Closing foreign exchange rate | $ / MMbtu			3.05					3.95
2023 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment Asset Impairment Calculation, Forecast Benchmark, Commodity Prices	90.22	72.81				89.35	75.95
Closing foreign exchange rate | $ / $					0.807				0.850
2023 | AECO Natural Gas Derivative Contracts – Canadian Dollar, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Closing foreign exchange rate | $ / MMbtu			3.21					4.05
2024 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment Asset Impairment Calculation, Forecast Benchmark, Commodity Prices	92.31	74.59				91.14	77.47
Closing foreign exchange rate | $ / $					0.808				0.850
2024 | AECO Natural Gas Derivative Contracts – Canadian Dollar, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Closing foreign exchange rate | $ / MMbtu			3.31					4.15
2025 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment Asset Impairment Calculation, Forecast Benchmark, Commodity Prices	94.58	76.42				92.96	79.02
Closing foreign exchange rate | $ / $					0.808				0.850
2025 | AECO Natural Gas Derivative Contracts – Canadian Dollar, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Closing foreign exchange rate | $ / MMbtu			3.39					4.25
2026 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment Asset Impairment Calculation, Forecast Benchmark, Commodity Prices	97.03	78.40				94.82	80.60
Closing foreign exchange rate | $ / $					0.808				0.850
2026 | AECO Natural Gas Derivative Contracts – Canadian Dollar, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Closing foreign exchange rate | $ / MMbtu			3.46					4.36
2027 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment Asset Impairment Calculation, Forecast Benchmark, Commodity Prices	98.99	79.98				96.72	82.21
Closing foreign exchange rate | $ / $					0.808				0.850
2027 | AECO Natural Gas Derivative Contracts – Canadian Dollar, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Closing foreign exchange rate | $ / MMbtu			3.54					4.46
2028 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment Asset Impairment Calculation, Forecast Benchmark, Commodity Prices	100.98	81.59				98.65	83.85
Closing foreign exchange rate | $ / $					0.808				0.850
2028 | AECO Natural Gas Derivative Contracts – Canadian Dollar, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Closing foreign exchange rate | $ / MMbtu			3.62					4.57
2029 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment Asset Impairment Calculation, Forecast Benchmark, Commodity Prices	103.00	83.22
Closing foreign exchange rate | $ / $					0.808
2029 | AECO Natural Gas Derivative Contracts – Canadian Dollar, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Closing foreign exchange rate | $ / MMbtu			3.70